Business combination agreement - Reverse acquisition (Details)	Sep. 30, 2021 USD ($)
Business combination agreement
Pre-acquisition losses of AQI	$ (18,237,443)
Pre-acquisition reserves of AQI	26,285,329
AL share capital at acquisition	269
AL share premium at acquisition	20,210,904
Reverse acquisition expense	155,459,939
Transaction costs	(16,914,223)
Other reserves	$ 166,804,775